UNITED STATES
SECURITY AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: June 30, 2000

Institutional Investment Manager Filing this Report:
Name:                     Rosenblum-Silverman-Sutton
Address:                  1388 Sutter Street, Ste 725
                          San Francisco, CA 94109

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herin is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Report Type
x                         13F HOLDINGS REPORT

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934 BARBARA ROSENBLUM

Form 13F Summary Page
Report Summary:
Number of Other Included Manager0
Form 13F Information Table Entry96
Form 13F Information Table Value$190495



                                          VALUE          INVSTMT
NAME OF ISSUER            CLASS CUSIP     (X$1000SHARES  DSCRETN  SOLE












Abbott Laboratories
COM
002824100
290
6500SOLE
6500
Ace Ltd Ord
COM
G0070K103
3829
136745SOLE
136745
ADC Telecommunications
COM
000886101
793
9450SOLE
9450
Advanced Lighting Tech
COM
00753c102
395
21350SOLE
21350
Aegon Nv Ord Reg Amer
COM
007924103
278
7804SOLE
7804
Aes Corp Com
COM
00130h105
4124
90391SOLE
90391
America Online Inc.
COM
02364J104
1056
20025SOLE
20025
American Express
COM
025816109
969
18594SOLE
18594
American Home Products
COM
026609107
4211
71673SOLE
71673
American Intl Group Inc.
COM
026874107
564
4798SOLE
4798
Amgen
COM
031162100
5848
83250SOLE
83250
Applied Materials
COM
038222105
10134
111820SOLE
111820
Bankamerica Corp. New
COM
060505104
507
11783SOLE
11783
Baxter Int'l
COM
071813109
995
14150SOLE
14150
Bristol Myers/Squibb
COM
110122108
1384
23768SOLE
23768
Cardinal Health Inc.
COM
14149Y108
1049
14174SOLE
14174
Cendant Corp
COM
151313103
477
34100SOLE
34100
Charles Schwab New
COM
808513105
353
10507SOLE
10507
Check Point Software
COM
M22465104
2753
13000SOLE
13000
Circuit City Stores Inc.
COM
172737108
1044
31450SOLE
31450
Cisco Systems
COM
17275R102
5686
89452SOLE
89452
Citigroup
COM
172967101
2469
40979SOLE
40979
Clear Channel Commun Com
COM
184502102
548
7300SOLE
7300
Compaq Computer
COM
204493100
920
36002SOLE
36002
Convergys Corp Com
COM
212485106
4754
91650SOLE
91650
Costco Wholesale Corp
COM
22160K105
1102
33400SOLE
33400
Dollar Gen Corp Com
COM
256669102
437
22386SOLE
22386
Elan Corp PLC ADR F
ADR
284131208
11736
242294SOLE
242294
EMC Corp Mass
COM
268648102
7241
94120SOLE
94120
Ericsson (LM) Tel-Sp ADR
ADR
294821400
636
31800SOLE
31800
E-Tek Dynamics Inc Com
COM
269240107
361
1370SOLE
1370
Exodus Communications
COM
302088109
755
16400SOLE
16400
Exxon Mobil Corporation
COM
30231g102
677
8620SOLE
8620
Flextronics Int'l
COM
Y2573F102
1212
17650SOLE
17650
General Electric
COM
369604103
14444
272528SOLE
272528
Harcourt General Inc.
COM
41163G101
7284
133958SOLE
133958
Home Depot
COM
437076102
4223
84575SOLE
84575
IBM
COM
459200101
438
4000SOLE
4000
JDS Uniphase Corp Com
COM
46612J101
2200
18355SOLE
18355
Johnson & Johnson
COM
478160104
1032
10129SOLE
10129
Lowes Companies
COM
548661107
591
14400SOLE
14400
Lucent Technologies Inc
COM
549463107
7639
128932SOLE
128932
Marsh & Mclennan Cos
COM
571748102
564
5400SOLE
5400
MBNA Corporation
COM
55262L100
1981
73019SOLE
73019
Mcgraw Hill Co.
COM
580645109
876
16224SOLE
16224
Mellon Financial Corp.
COM
58551a108
330
9070SOLE
9070
Merck & Co.
COM
589331107
3817
49810SOLE
49810
Microsoft
COM
594918104
3459
43235SOLE
43235
Nokia Corp Adr 'A'
ADR
654902204
11008
220430SOLE
220430
Nortel Networks Corp
COM
656568102
1646
24115SOLE
24115
Novellus Systems
COM
670008101
555
9820SOLE
9820
Oracle Corp.
COM
68389X105
2011
23924SOLE
23924
Pfizer Inc.
COM
717081103
1506
31366SOLE
31366
Procter & Gamble
COM
742718109
275
4800SOLE
4800
Qwest Communications
COM
749121109
1585
31895SOLE
31895
Readers Digest
COM
755267101
889
22375SOLE
22375
Royal Dutch
COM
780257804
1001
16262SOLE
16262
Safeway Inc.
COM
786514208
302
6700SOLE
6700
Sanmina Corp Com
COM
800907107
2736
32000SOLE
32000
SBC Communications
COM
78387G103
570
13184SOLE
13184
Schering Plough
COM
806605101
544
10765SOLE
10765
Schlumberger Ltd
COM
806857108
3207
42975SOLE
42975
Sprint Corp.
COM
852061100
915
17950SOLE
17950
Stryker Corp.
COM
863667101
272
6225SOLE
6225
Sun Microsystems
COM
866810104
3718
40885SOLE
40885
Tenet Healthcare
COM
88033G100
829
30700SOLE
30700
Total Fina SA Spon ADR
ADR
89151E109
319
4150SOLE
4150
Transocean Sedco Forex
COM
893817106
272
5097SOLE
5097
Tyco International
COM
902124106
3393
71613SOLE
71613
United Parcel Service/B
COM
911312106
2409
40830SOLE
40830
United Technologies
COM
913017109
4919
83543SOLE
83543
Univision Comm. Cl A
COM
914906102
7832
75667SOLE
75667
Varian Semiconductor Com
COM
922207105
1853
29500SOLE
29500
Veritas
COM
923436109
2208
19535SOLE
19535
Worldcom Inc.
COM
98157d106
2293
49985SOLE
49985
Xilinx Inc.
COM
983919101
2962
35875SOLE
35875



190495